Schedule of short term loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total short-term loans - bank	$ 4,910,607	$ 2,219,102
Allen Peter Anthony [Member]
Debt Instrument [Line Items]
Total	$ 250,000	150,000
Maturities	July and September 2025
Allen Peter Anthony [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate	30.00%
Allen Peter Anthony [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate	78.00%
Zeng Li Ren [Member]
Debt Instrument [Line Items]
Total	$ 450,000	300,000
Maturities	September 2025
Interest Rate	30.00%
Lee Kim Tah Foundation [Member]
Debt Instrument [Line Items]
Total	$ 250,000	250,000
Maturities	September 2025
Interest Rate	30.00%
Tan Tin Wee [Member]
Debt Instrument [Line Items]
Total	$ 50,000	50,000
Maturities	September 2025
Interest Rate	30.00%
Le Phu Khanh Huy [Member]
Debt Instrument [Line Items]
Total	$ 1,579,856	1,412,285
Maturities	July and September 2025
Le Phu Khanh Huy [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate	30.00%
Le Phu Khanh Huy [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate	78.00%
Oh Sock Ping [Member]
Debt Instrument [Line Items]
Total	$ 58,791	56,817
Maturities	July 2025
Interest Rate	78.00%
Yee Kee [Member]
Debt Instrument [Line Items]
Total	$ 297,875
Maturities	August 2025
Interest Rate	78.00%
Lim Li Wen Chloe [Member]
Debt Instrument [Line Items]
Total	$ 78,388
Maturities	July 2025
Interest Rate	78.00%
Lew Hui Pau [Member]
Debt Instrument [Line Items]
Total	$ 78,388
Maturities	July 2025
Interest Rate	78.00%
Teo Tian Seng [Member]
Debt Instrument [Line Items]
Total	$ 156,777
Maturities	July 2025
Interest Rate	78.00%
Kang Yan Pte Ltd [Member]
Debt Instrument [Line Items]
Total	$ 102,297
Maturities	July 2025
Interest Rate	78.00%
Zhu Zhi Qing [Member]
Debt Instrument [Line Items]
Total	$ 65,323
Maturities	August 2025
Interest Rate	78.00%
Yee Sze Wei [Member]
Debt Instrument [Line Items]
Total	$ 22,185
Maturities	August 2025
Interest Rate	78.00%
Jarrod Seah Chi Nam [Member]
Debt Instrument [Line Items]
Total	$ 100,000
Maturities	August 2025
Interest Rate	78.00%
Loo Tze Kian [Member]
Debt Instrument [Line Items]
Total	$ 50,000
Maturities	July 2025
Interest Rate	78.00%
Tan Choon Huat [Member]
Debt Instrument [Line Items]
Total	$ 100,000
Maturities	July 2025
Interest Rate	78.00%
Kan Yut Keong [Member]
Debt Instrument [Line Items]
Total	$ 90,000
Maturities	July 2025
Interest Rate	78.00%
Tan Tai Chew [Member]
Debt Instrument [Line Items]
Total	$ 20,000
Maturities	July 2025
Interest Rate	78.00%
Peh Ee Hong [Member]
Debt Instrument [Line Items]
Total	$ 100,000
Maturities	July 2025
Interest Rate	78.00%
VD Capital Pty Ltd [Member]
Debt Instrument [Line Items]
Total	$ 903,569
Maturities	July 2025
Interest Rate	10.00%
Ondeck Loan [Member]
Debt Instrument [Line Items]
Total	$ 180,596
Maturities	December 2025
Interest Rate	78.00%
Third Party [Member]
Debt Instrument [Line Items]
Total	$ 4,984,045	2,219,102
Less: Discount on debt instrument	(73,438)
Total short-term loans - bank	$ 4,910,607	$ 2,219,102